Computations of Net Income Per Common Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
BASIC NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	241,401,310	242,028,776	235,511,879
Net Income	$ 603.6	$ 669.5	$ 864.2
Less: Dividends on Preferred Stock			(111.1)
Net Income Applicable to Common Stock	603.6	669.5	753.1
Less: Earnings Allocated to Participating Securities	7.1	5.6	5.3
Earnings Allocated to Common Shares Outstanding	596.5	663.9	747.8
Basic Net Income Per Common Share	$ 2.47	$ 2.74	$ 3.18
DILUTED NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	241,401,310	242,028,776	235,511,879
Plus Stock Option Dilution	410,074	473,755	904,150
Average Common and Potential Common Shares	241,811,384	242,502,531	236,416,029
Earnings Allocated to Common and Potential Common Shares	$ 596.5	$ 663.9	$ 747.8
Diluted Net Income Per Common Share	$ 2.47	$ 2.74	$ 3.16